Acquisitions and intangible assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2011
Acquisitions and intangible assets
Cash purchase price		$ 6,130
Goodwill recognized on acquisition		2,805
Amount allocated to tangible assets		425
Additional payments for acquisitions completed in previous years		1,304
Acquisition completed in 2004
Acquisitions and intangible assets
Additional payments for acquisitions completed in previous years		1,200
Developed technology
Acquisitions and intangible assets
Amount allocated to intangible assets		2,900
Amortization period		5 years
Software
Acquisitions and intangible assets
Cash purchase price	1,300	1,200
Amortization period	5 years	5 years
Patents
Acquisitions and intangible assets
Amortization period		6 years
Agreement extension consideration		$ 7,000